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                             GT GLOBAL THEME FUNDS

                  SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1997
                   SUPPLANTING SUPPLEMENT DATED JUNE 16, 1997

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THE  FOLLOWING REVISES  AND SUPERSEDES  THE DISCUSSION  UNDER "HOW  TO INVEST --
PURCHASING CLASS A SHARES" WITH RESPECT TO GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GT GLOBAL FINANCIAL SERVICES FUND, GT GLOBAL HEALTH CARE FUND, GT GLOBAL INFRASTRUCTURE FUND, GT GLOBAL NATURAL RESOURCES FUND AND GT GLOBAL TELECOMMUNICATIONS FUND ("TELECOMMUNICATIONS FUND"):

As of August 1, 1997, the Class A share sales charge waiver described under section (xiii) of "Sales Charge Waivers -- Class A Shares" is no longer available.

THE FOLLOWING SUPPLEMENTS THE DISCUSSION UNDER "HOW TO INVEST -- PURCHASING CLASS B SHARES" WITH RESPECT TO EACH FUND:

Class B shares of a Fund may not be purchased for a Savings Incentive Match Plan for Employees of Small Employers Individual Retirement Accounts ("SIMPLE IRAs") for which a designated financial institution was selected by the employer on Form 5305-SIMPLE. Class B shares of a Fund may still be purchased for SIMPLE IRAs using Form 5304-SIMPLE. In addition, Class A shares of a Fund may still be purchased for all SIMPLE IRAs.

Upon redemption, Class B shares of a Fund that were acquired pursuant to the exchange privilege during a tender offer by GT Global Floating Rate Fund ("Floating Rate Fund") will be subject to a contingent deferred sales charge equivalent to the early withdrawal charge on the common stock of the Floating Rate Fund, as set forth in the current prospectus for the Floating Rate Fund. The purchase of shares of a Fund will be deemed to have occurred at the time of the initial purchase of the Floating Rate Fund's common stock.

THE  FOLLOWING  REVISES  AND  SUPERSEDES, AS  APPLICABLE,  THE  DISCUSSION UNDER
"MANAGEMENT"  WITH   RESPECT  TO   GLOBAL  INFRASTRUCTURE   PORTFOLIO  AND   THE
TELECOMMUNICATIONS FUND:

Derek H. Webb is a Portfolio Manager for the Global Infrastructure Portfolio. Mr. Webb has been Head of the Theme Funds since December 1996, and a Portfolio Manager for Chancellor LGT Asset Management, Inc. (the "Manager") since 1994. From 1992 to 1994, Mr. Webb was an Analyst for the Manager. Michael J. Mahoney remains the other Portfolio Manager for the Global Infrastructure Portfolio.

Michael J. Mahoney is the Portfolio Manager for the Telecommunications Fund. Mr. Mahoney has been a Portfolio Manager of the Fund since 1993, and was an Investment Analyst for the Manager from 1991 to 1993.

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THEST708                                                          August 6, 1997